Shareholder Report, Average Annual Return (Details) 192609_The Frontier Economic Fund_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
The Frontier Economic Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Frontier Economic Fund NAV
Average Annual Return, Percent	34.72%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 TR
Average Annual Return, Percent	14.25%
The Alaska Last Frontier Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Alaska Last Frontier Total Return Index
Average Annual Return, Percent	35.21%